Other investments (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Other investments
Other investments	SFr 5,848	SFr 5,858		SFr 5,848		SFr 5,666
Accumulated depreciation, real estate held for investment	33	34		33		34
Impairment charges	1	0	SFr 0	1	SFr 0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	16	14		16		24
Equity method investments
Other investments
Other investments	2,874	2,994		2,874		2,367
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,823	1,689		1,823		2,148
of which at net asset value
Other investments
Other investments	357	344		357		409
of which at measurement alternative
Other investments
Other investments	387	243		387		274
of which at fair value
Other investments
Other investments	1,047	1,070		1,047		1,434
of which at cost less impairment
Other investments
Other investments	32	32		32		31
Real estate held for investment
Other investments
Other investments	84	89		84		99
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	11	10		11		10
Life finance instruments
Other investments
Other investments	1,067	SFr 1,086		1,067		1,052
Bank
Other investments
Other investments	5,814			5,814		5,634
Accumulated depreciation, real estate held for investment	29			29		29
Impairment charges				1	SFr 0
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	16			16		24
Bank | Equity method investments
Other investments
Other investments	2,868			2,868		2,361
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,819			1,819		2,145
Bank | of which at net asset value
Other investments
Other investments	355			355		407
Bank | of which at measurement alternative
Other investments
Other investments	385			385		272
Bank | of which at fair value
Other investments
Other investments	1,047			1,047		1,434
Bank | of which at cost less impairment
Other investments
Other investments	32			32		32
Bank | Real estate held for investment
Other investments
Other investments	60			60		76
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	11			11		10
Bank | Life finance instruments
Other investments
Other investments	SFr 1,067			SFr 1,067		SFr 1,052